Other Expense, Net - Other Expense, Net (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Components of Other Expense (Income), Net [Line Items]
Restructuring charges			$ 148	$ 22
Asset Impairment Charges			0	26
Gain (Loss) on Disposition of Business	$ 25		0	(58)
Reserve against the related foreign currency translation			0	203
Net asset impairment charges				173
Net Cash Provided by (Used in) Investing Activities			(4,503)	(2,038)
Business Combination Acquisition Related Costs			23	0
European Power and Vision Operation [Member] | Discontinued Operations, Disposed of by Sale [Member]
Components of Other Expense (Income), Net [Line Items]
Payment to fund acquirer on sale of business operations		$ 42
Gain (Loss) on Disposition of Business		(58)
Loss on sale of business after tax		$ 57
Veoneer Active Safety Business [Member]
Components of Other Expense (Income), Net [Line Items]
Business Combination Acquisition Related Costs			23
Business combination acquisition related costs net of tax			22
Russia [Member]
Components of Other Expense (Income), Net [Line Items]
Asset Impairment Charges				376
Asset impairment charges net of tax				361
Gain (Loss) on Sale of Investments			(16)
Net Cash Provided by (Used in) Investing Activities			23
Gain (loss) on sale of investments net of tax			(16)
Power & Vision [Member]
Components of Other Expense (Income), Net [Line Items]
Asset Impairment Charges				4
Asset Impairment Charges Net Of Tax				3
Payments for Restructuring				22
Payments for Restructuring Net Tax				22
Seating Systems [Member]
Components of Other Expense (Income), Net [Line Items]
Asset impairment charges net of tax				10
Body Exteriors & Structures [Member]
Components of Other Expense (Income), Net [Line Items]
Asset Impairment Charges				22
Asset Impairment Charges Net Of Tax				21
Asset impairment charges net of tax				$ 163
Power And Vision Segment [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring charges			117
Restructuring charges, after tax			97
Body Exteriors And Structures Segment [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring charges			31
Restructuring charges, after tax			$ 27